PROMISSORY NOTES PAYABLE AND ADVANCES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Schedule of notes payable and advances

Borrowings under notes payable and advances as of September 30, 2016 and December 31, 2015 are summarized as follows:

	Company Proceeds	Carrying Value at September 30, 2016	Carrying Value at December 31, 2015	Accrued Interest at September 30, 2016	Accrued Interest at December 31, 2015	Principal Value at Maturity
15% Note	$500,000	$-	$500,000	$-	$31,479	$-
10% Note	50,000	50,000	50,000	4,466	1,383	50,000
10% Note (2015)	87,500	108,055	62,949	8,860	548	110,000
10% Note (2015 Advances)	322,500	361,111	229,555	28,750	1,642	361,111
10% Note (2016 Advances)	1,065,000	332,795	-	16,256	-	1,080,556
8% Convertible Note	245,000	207,765	-	11,090	-	275,000
15% Note (2016 Advances)	35,000	35,000	-	1,050	-	35,000
15% CAH Note	-	575,000	-	43,952	-	575,000
	$2,305,000	$1,669,726	$842,504	$114,425	$35,052	$2,486,667

	Company Proceeds	Carrying Value at December 31, 2015	Accrued Interest at December 31, 2015	Principal Value at Maturity

15% Note	$500,000	$500,000	$31,479	$500,000
10% Note	50,000	50,000	1,383	50,000
10% Note (2015)	87,500	62,949	548	110,000
Advances	322,500	229,555	1,642	351,111
	$960,000	$842,504	$35,052	$1,011,111

Schedule of embedded conversion feature key inputs at inception

Management used a Monte Carlo valuation model to estimate the fair value of the embedded conversion option at issuance of the convertible note issued, with the following key inputs:

At issuance
Stock price	$0.68
Term (years)	0.76
Volatility	98.9%
Risk-free rate of interest	0.5%
Dividend yield	0.0%

Black-Scholes option pricing model based on the following weighted average assumptions:

Total 2015 Advances and 10% 2015 Note face value	$471,111
Warrants to be issued (55% of face value)	256,172
Term	5 years
Strike price	$1.50
Fair market value	$0.95
Expected volatility	128%
Risk-free interest rate	1.56%

Advances [Member]
Debt Instrument [Line Items]
Schedule of embedded conversion feature key inputs at inception

Management used a Monte Carlo valuation model to estimate the fair value of the embedded conversion option at issuance of the Advances, with the following weighted average key inputs:

At issuance
Stock price	$0.74
Term (years)	0.75
Volatility	116%
Risk-free rate of interest	0.5%
Dividend yield	0.0%